Borrowings - Composition of borrowings (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Sep. 18, 2024	Dec. 31, 2023	Jul. 17, 2022
Borrowings
Current	£ (1,487)		£ (656)
Non-current	(8,640)		(8,800)
Total borrowings	(10,127)		(9,456)
Loan and overdrafts
Borrowings
Current	(43)		(60)
Non-current	(290)
Total borrowings	(333)		(60)
Lease liabilities
Borrowings
Current	(50)		(48)
Non-current	(73)		(89)
Total borrowings	(123)		(137)
Non-voting preference shares
Borrowings
Non-current	(25)		(25)
Total borrowings	(25)		(25)
Interest rate				9.50%
Bonds
Borrowings
Current	(1,394)		(548)
Non-current	(8,252)		(8,686)
Total borrowings	£ (9,646)		£ (9,234)
Euro Medium Term Note Programme | GBP
Borrowings
Interest rate		4.60%
Euro Medium Term Note Programme | Euro
Borrowings
Interest rate		2.90%